CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Statement of Comprehensive Income [Abstract]
Net loss	$ 0	$ (16)	$ (317)	$ (198)	$ (107)
Other comprehensive income (loss), net of tax:
Translation adjustment	(2)	11	20	19	(7)
Other comprehensive income (loss), net of tax:		11	20	19	(7)
Comprehensive loss attributable to the Company	$ (2)	$ (5)	$ (297)	$ (179)	$ (114)